Short-term investments - Schedule of Short-Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of Investments [Line Items]
Short-term investments	$ 102,847	$ 196,538
Time deposits [Member]
Schedule of Investments [Line Items]
Short-term investments	102,555	141,059
Investments in financial instruments [Member]
Schedule of Investments [Line Items]
Short-term investments	$ 292	$ 55,479